UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:     811-1241

NAME OF REGISTRANT:                     Eaton Vance Growth Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

REGISTRANTS TELEPHONE NUMBER:          617-482-8260

DATE OF FISCAL YEAR END:                N/A

DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007

Eaton Vance Growth Trust

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance-Atlanta Capital Large-Cap Growth Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrants telephone number, including area code:  (617) 482-8260

Date of fiscal year end:  9/30

Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) is a feeder fund that invests exclusively in shares of Large-Cap Portfolio (the Portfolio), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov). The Portfolios CIK number is 1163473 and its file number is 811-10607.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance-Atlanta Capital SMID-Cap Fund, a series of Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrants telephone number, including area code:  (617) 482-8260

Date of fiscal year end:  9/30

Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a feeder fund that invests exclusively in shares of SMID-Cap Portfolio (the Portfolio), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov). The Portfolios CIK number is 1163472 and its file number is 811-10609.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance-Atlanta Capital Bond Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrants telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  9/30

 Date of reporting period: 07/1/2006 through 06/30/2007

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance Asian Small Companies Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109

(Address of principal executive offices)
(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109

(Name and address of agent for service)
 Registrants telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance Asian Small Companies Fund (the Fund) is a feeder fund that invests exclusively in shares of Asian Small Companies Portfolio (the Portfolio), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov).
The Portfolios CIK number is 1006140 and its file number is 811-7529.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance Multi-Cap Growth Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
(Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109

(Name and address of agent for service)

 Registrants telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance Multi-Cap Growth Fund (formerly Eaton Vance Growth Fund) (the Fund) is a feeder fund that invests exclusively in shares of Multi-Cap Growth Portfolio (formerly Growth Portfolio) (the Portfolio), a master fund registered under the Investment Company Act of 1940.
The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov). The Portfolios CIK number is 925461 and its file number is 811-8558.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

Eaton Vance Greater China Growth Fund,
a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

Registrants telephone number, including area code:  (617) 482-8260

Date of fiscal year end: 8/31

Date of reporting period:  07/1/2006 through 06/30/2007

Eaton Vance Greater China Growth Fund (the Fund) is a feeder fund that invests exclusively in shares of Greater China Growth Portfolio (the Portfolio), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov). The Portfolios CIK number is 892885 and its file number is 811-7264.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance Worldwide Health Sciences Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
(Zip code)

Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrants telephone number, including area code:  (617) 482-8260

 Date of fiscal year end: 8/31

 Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a feeder fund that invests exclusively in shares of Worldwide Health Sciences Portfolio (the Portfolio), a master fund registered under the Investment Company Act of 1940. The proxy voting record of the Portfolio filed on August 28, 2007 can be found on the Securities and Exchange Commissions website (www.sec.gov). The Portfolios CIK number is 1017967 and its file number is 811-07723.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance Global Growth Fund, a series of Eaton Vance Growth Trust (Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

Alan R. Dynner, Esq.
255 State Street, Boston, Massachusetts, 02109

(Name and address of agent for service)

 Registrants telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  8/31

 Date of reporting period: 07/1/2006 through 06/30/2007

Eaton Vance Global Growth Fund (the Fund) is a feeder fund that invests exclusively in shares of Global Growth Portfolio
(the Portfolio), a master fund registered under the Investment
Company Act of 1940. The proxy voting record of the Portfolio filed on August 29, 2007 can be found on the Securities and Exchange
Commissions website (www.sec.gov). The Portfolios CIK number is 946464 and its file number is 811-7303.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Growth Trust
By (Signature)       /s/ Thomas E. Faust, Jr.
Name                 Thomas E. Faust, Jr.
Title                President
Date                 08/30/2007